Fair value of financial instrument - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of fair value measurement of assets and liabilities [line Items]
Changes in the fair value of the financial assets designated as at FVTPL attributable to changes in credit risk	No significant changes	No significant changes
Extent to which credit derivatives or similar instruments mitigate the maximum exposure to credit risk	Nominal	Nominal
Maximum exposure to credit risk	$ 514	$ 0
Interest rate contracts [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 3 to Level 2	317	217
Over-the-counter equity options [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 3 to Level 2	86	231
Banking services [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fees received for services	5,270	5,426
Investment management, trust, custodial, underwriting, brokerage and other similar fiduciary services [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fees received for services	12,117	11,944
Derivative liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2	621
Derivative liabilities [member] | Interest rate contracts [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 3 to Level 2		27
Derivative liabilities [member] | Over-the-counter equity options [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 3 to Level 2	373	934
Personal deposits [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 3		431
Transfers out of Level 3 to Level 2	559
Transfers out of Level 3 to Level 2		803
Derivative assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2	1,996
Derivative assets [member] | Interest rate contracts [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 3 to Level 2		244
Derivative assets [member] | Over-the-counter equity options [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 3 to Level 2	459	703
Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 3		206
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Positive fair value using reasonably possible alternatives	71
Negative fair value using reasonably possible alternatives	(71)
Positive fair value using other reasonably possible alternatives assets recorded in other components of equity	43
Negative fair value using other reasonably possible alternatives assets recorded in other components of equity	(42)
Negative fair value movement from using reasonably possible alternatives	(21)
Positive fair value movement from using reasonably possible alternatives	24
Obligations related to securities sold short [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2	202	809
Transfers out of Level 2 to Level 1	$ 0	96
Significant unobservable inputs used in fair value measurement of assets and liabilities [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Discount rate adjustment when discounted cash flow method is used to determine fair value	2.00%
Significant unobservable inputs used in fair value measurement of assets and liabilities [member] | Minimum [Member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Auction rate securities, decrease in discount margin	13.00%
Auction rate securities, increase in discount margin	27.00%
Significant unobservable inputs used in fair value measurement of assets and liabilities [member] | Maximum [Member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Auction rate securities, decrease in discount margin	17.00%
Auction rate securities, increase in discount margin	31.00%
Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 3		125
Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2	$ 1,250	529
Transfers out of Level 2 to Level 1	0	65
Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 3	214
Trading Securities [member] | Level 3 [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Positive fair value using reasonably possible alternatives	13	12
Negative fair value using reasonably possible alternatives	$ (14)	$ (12)